Retirement Plans - Multiemployer Pension Plans (Detail)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Central States, Southeast and Southwest Areas Pension Fund [Member]
Multiemployer Plans [Line Items]
EIN	366044243
Plan Number		001
PPA zone status		Red	Red
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Feb. 28, 2016
Expiration Dates		Mar. 31, 2020
Western Conference of Teamsters Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
EIN	916145047
Plan Number		001
PPA zone status		Green	Green
FIP/RP Status Pending / Implemented		NA
Surcharge Imposed		No
Expiration Dates		Jan. 10, 2015
Expiration Dates		Sep. 30, 2020
Minneapolis Food Distributing Industry Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN	416047047
Plan Number		001
PPA zone status		Green	Green
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Apr. 01, 2017
Teamster Pension Trust Fund of Philadelphia and Vicinity [Member]
Multiemployer Plans [Line Items]
EIN	231511735
Plan Number		001
PPA zone status		Yellow	Yellow
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Feb. 10, 2018
Truck Drivers & Helpers Local 355 Pension Fund [Member]
Multiemployer Plans [Line Items]
EIN	526043608
Plan Number		001
PPA zone status		Yellow	Yellow
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Mar. 15, 2015
Local 703 I.B. of T. Grocery and Food Employees Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN	366491473
Plan Number		001
PPA zone status		Green	Green
FIP/RP Status Pending / Implemented		NA
Surcharge Imposed		No
Expiration Dates		Jun. 30, 2018
United Teamsters Trust Fund A [Member]
Multiemployer Plans [Line Items]
EIN	135660513
Plan Number		001
PPA zone status		Yellow	Yellow
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		May 30, 2019
Warehouse Employees Local 169 and Employers Joint Pension Fund [Member]
Multiemployer Plans [Line Items]
EIN	236230368
Plan Number		001
PPA zone status		Red	Red
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Feb. 10, 2018
Warehouse Employees Local No. 570 Pension Fund [Member]
Multiemployer Plans [Line Items]
EIN	526048848
Plan Number		001
PPA zone status		Green	Green
FIP/RP Status Pending / Implemented		NA
Surcharge Imposed		No
Expiration Dates		Mar. 15, 2015
Local 705 I.B. of T. Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
EIN	366492502
Plan Number		001
PPA zone status		Red	Red
FIP/RP Status Pending / Implemented		Implemented
Surcharge Imposed		No
Expiration Dates		Dec. 29, 2018